Other Expense, Net - Summary of Restructuring Charges Related to Significant Plant (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Charges Related To Significant Plant [Line Items]
Restructuring Charges	$ 187	$ 148
Restructuring Charges Tax Effect	(28)	(24)
Restructuring Charges Net Of Tax Effect	159	124
Power and vision [Member]
Restructuring Charges Related To Significant Plant [Line Items]
Restructuring Charges	104	117
Complete Vehicles [Member]
Restructuring Charges Related To Significant Plant [Line Items]
Restructuring Charges	55	0
Body exteriors and structures [Member]
Restructuring Charges Related To Significant Plant [Line Items]
Restructuring Charges	$ 28	$ 31